Share Capital and Public Offerings (Details) - Schedule of common share warrant activity	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of common share warrant activity [Abstract]
Balance at January 1, 2021
Issuances	5,686,746
Exercises	(277,000)
Balance at December 31, 2021	$ 5,409,746